NOTE 10 - COMMITMENTS AND CONTINGENCIES (Details Narrative)	Aug. 30, 2012 USD ($) shareholders $ / shares shares
Term of employment agreement | shareholders	5
Officer compensation	$ 175,000
Yearly increase	10.00%
Car allowance	$ 500
Annual bonus	0.025
Additional bonus	$ 75,000
Pre-tax income range	1.50
Pre-tax income range	2.00
Llife insurance premium	$ 10,000
Option to purchase stock | shares	7,500,000
Exercise price per share | $ / shares	$ 0.076
Death benefit	$ 2,000,000
Payment of base amount	2.99
Restrictive convenants time | shareholders	12
Additional bonus 1
Additional bonus	$ 100,000
Pre-tax income range	2.01
Pre-tax income range	2.50
Additional bonus 2
Annual bonus	0.05
Additional bonus	$ 200,000
Pre-tax income	2.51